Share-Based Compensation (Details) (USD $)	6 Months Ended
Jun. 30, 2012
2006 Incentive Plan [Member]
Shares Balance as of January 1, 2012	388,653
Shares Vested	(155,460)
Shares Balance as of June 30, 2012	233,193
Weighted average grant-date fair value Balance as of January 1, 2012	$ 6.36
Weighted average grant-date fair value Vested	$ 6.36
Weighted average grant-date fair value Balance as of June 30, 2012	$ 6.36
2009 Incentive Plan [Member]
Shares Balance as of January 1, 2012	1,952,861
Shares Vested	(559,462)
Shares Balance as of June 30, 2012	1,393,399
Weighted average grant-date fair value Balance as of January 1, 2012	$ 7.18
Weighted average grant-date fair value Vested	$ 7.01
Weighted average grant-date fair value Balance as of June 30, 2012	$ 7.25